Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2014
Cash and cash equivalents and restricted cash

Note 4. Cash and cash equivalents and restricted cash

As of December 31, 2013 and 2014, cash amounting to $30,482 and $128,172, respectively has been pledged as collateral to the long term debt (Note 12).

Restricted cash balances for the years ended December 31, 2013 and 2014 comprised the following:

	Year Ended December 31,
	2013	2014
Restricted cash related to
Acquisition agreements	$4,282	$17,850
Merchant facility	926	—
Office lease agreements	417	287
Other	83	18

Total restricted cash	$5,708	$18,155

Current restricted cash	$4,654	$1,995
Non-current restricted cash	1,054	16,160